Shareholders' equity and dividends - dividends schedule (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Dividends decared [abstract]
Dividends declared	$ 3,453	$ 3,453	$ 3,064
Dividend per share	$ 0.27
Dividends paid in cash		3,342	2,672
Scrip dividends		$ 0	$ 338
Number of shares issued - scrip	0.0	0.0	15.5
Sum dividends settled		$ 3,342	$ 3,010
United States Dollar (USD) [Member]
Dividends decared [abstract]
Dividend per share		$ 1.04	$ 0.92
Dividends paid, ordinary shares per share		1.01	0.9101
Norwegian kroner (NOK) [Member]
Dividends decared [abstract]
Dividends paid, ordinary shares per share		$ 8.9664	$ 7.4907